Long Term Debt (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of Debt
The following table sets forth the principal amount of the debt issued as well as the unamortized discount and debt issuance costs at March 31, 2026 and December 31, 2025:

	March 31, 2026		December 31, 2025
	Principal	Unamortized discount and debt issuance costs	Principal	Unamortized discount and debt issuance costs
7.750% Fixed Rate Reset Subordinated notes due 2055	$400.0	$(6.4)	$400.0	$(6.5)
4.875% Senior notes due 2030	330.0	(3.4)	330.0	(3.6)
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	125.0	(1.7)	125.0	(1.7)
Total	$855.0	$(11.5)	$855.0	$(11.8)